Schedule of Reconciliation of Weighted Average Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average common shares outstanding – basic	27,339,180	25,391,084
Stock options		1,620,398
Total	27,339,180	27,011,482